Note 5 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	December 31,
	2011	2012

Prepayment of advertising fees	$149,041	$12,728
Advertising deposit	47,612	47,729
Advances to suppliers	755,290	1,085,226
VAT refund receivable	1,127,326	89,843
Income tax and business tax refund receivable	11,792	3,914
Interest receivable	1,009,158	1,019,415
Other current assets	478,453	521,492
	$3,578,672	$2,780,347